Other Current and Non-Current Assets (Tables)	6 Months Ended
Jun. 30, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets
(a)	As of June 30, 2020, and December 31, 2019, other current assets consist of:

	June 30, 2020	December 31, 2019
	(Unaudited)
Advances to unrelated-parties (i)	$8,078	$1,835,826
Advances to employees	68,500	64,777
Other current assets	180,808	187,343
	$257,386	$2,087,946

(i)	The advances to unrelated parties for business development, and are non-interest bearing and due on demand.

Schedule of Other Assets, Noncurrent
(b)	As of June 30, 2020 and December 31, 2019, Other assets, non-current consist of:

	June 30, 2020	December 31, 2019
	(Unaudited)
Other assets, non-current	$3,903,021	$4,304,640
	$3,903,021	$4,304,640